LONG-TERM DEBT (Details) (USD $)	6 Months Ended		12 Months Ended					1 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended				6 Months Ended		6 Months Ended					6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Leasehold mortgages	Dec. 31, 2011 Leasehold mortgages	Jul. 12, 2011 Leasehold mortgages	Mar. 31, 2012 Original debt item	May 17, 2011 Original debt	May 17, 2011 Original debt Minimum	Mar. 21, 2012 Terminated line of credit	Dec. 31, 2011 Term B-1 loan	Dec. 31, 2011 Term B-1 loan Minimum	Dec. 31, 2011 Term B-2 loan	Dec. 31, 2011 Term B-2 loan Minimum	Mar. 31, 2012 Refinanced debt	Jun. 30, 2012 Refinanced debt item	Dec. 31, 2011 Refinanced debt	Jun. 30, 2012 Revolving credit facility	Mar. 21, 2012 Revolving credit facility	Jun. 30, 2012 Swing line credit facility	Jun. 30, 2012 Letter of credit facility	Jun. 30, 2012 Term A loan	Mar. 21, 2012 Term A loan	Jun. 30, 2012 Term A loan First eight quarters	Jun. 30, 2012 Term A loan Second eight quarters	Jun. 30, 2012 Term A loan Following three quarters	Jun. 30, 2012 Term A loan Minimum	Jun. 30, 2012 Term A loan Maximum	Jun. 30, 2012 Term B loan	Mar. 21, 2012 Term B loan	Jun. 30, 2012 Term B loan Minimum
Long-term debt
Repayment of debt								$ 538,900,000
Number of tranches under the loan agreement								2
Maximum borrowing capacity											150,000,000									250,000,000	75,000,000	40,000,000
Outstanding amount of debt					10,131,000	10,131,000			1,571,100,000			1,608,905,000		150,000,000									987,500,000	1,000,000,000						249,375,000	250,000,000
Commitment fees (as a percent)																			0.50%
Loan held by Fifth Third Bank																							316,000,000
Less: Current portion of note payable and current portion of note payable to related party	(52,500,000)		(16,211,000)
Less: Original issue discount	(5,151,000)		(14,327,000)					(4,100,000)
Note payable and note payable to related party	1,189,355,000		1,738,498,000
Face value of debt					10,100,000	10,100,000						1,621,100,000		150,000,000									1,000,000,000							250,000,000
Variable base rate												LIBOR		LIBOR									LIBOR							LIBOR
Spread rate (as a percent)									400.00%			3.25%	1.25%	3.50%	1.50%													1.75%	2.50%	2.75%		1.00%
Interest rate (as a percent)												4.50%		5.00%									2.50%							3.75%
Amortization rate during given period (as a percent)																									1.25%	1.875%	2.50%
Annual amortization rate (as a percent)																														1.00%
Fixed interest rate (as a percent)					6.22%		6.22%			150.00%
Original Issue Discount and Deferred Financing Fees
Unamortized deferred financing cost written off								22,600,000
Original issuance discount write off								9,700,000
Unamortized deferred financing fee remained capitalized																6,400,000
Debt issuance cost	28,949,000	6,276,000	6,276,000	43,565,000												17,500,000
Debt issue discount																1,300,000
Debt issuance cost expensed at the date of refinancing																11,100,000
Unamortized deferred financing fee remained capitalized	15,500,000							9,800,000
Other fees
Call premium on debt refinancing (as a percent)			2.00%													1.00%
Call premium on debt refinancing			4,000,000														12,200,000
Guarantees and Security
Percentage of capital stock of the entity's domestic and foreign subsidiaries pledged as collateral for borrowings			65.00%														65.00%	65.00%
Minimum aggregate value of real property held by obligors provided as security on first priority basis			$ 5,000,000														$ 5,000,000	$ 5,000,000
Covenants
Preceding period for testing compliance of covenants (in quarters)																	4